Recent Accounting Statements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bad debt provision	$ 17,306	$ 16,319	$ 14,247
Accounting Standards Update 2014-09 [Member]
Net room and board expense	9,000
Bad debt provision	$ 17,400